ALLIANCE CAPITAL RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-51.0%
           ABBEY NATIONAL
$ 17,060   7/08/97                                 5.55%     $17,041,589
  86,000   7/09/97                                 5.61       85,892,787
  13,000   8/21/97                                 5.62       12,896,498
           ABN AMRO N. AMERICAN FINANCE
  15,000   7/15/97                                 5.32       14,968,967
  25,000   7/08/97                                 5.36       24,973,944
           AGA CAPITAL CORP.
  13,000   7/08/97 (a)                             5.56       12,985,946
   9,900   7/24/97 (a)                             5.58        9,864,706
   9,000   7/09/97 (a)                             5.60        8,988,800
  10,000   7/28/97 (a)                             5.60        9,958,000
  15,000   7/07/97 (a)                             5.70       14,985,750
           AKZO NOBEL, INC.
  17,000   11/21/97                                5.58       16,623,195
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   8/11/97 (a)                             5.57       11,923,877
  20,000   7/10/97 (a)                             5.65       19,971,750
   5,000   8/18/97 (a)                             5.72        4,961,867
           ASSOCIATES CORP. OF NORTH AMERICA
  65,000   8/13/97                                 5.60       64,565,222
  58,000   7/30/97                                 5.66       57,735,552
           ATLAS FUNDING CORP.
  27,000   7/15/97 (a)                             5.67       26,940,465
           BANCA CERFIN
  16,000   8/07/97                                 5.39       15,911,364
           BANCO NACIONAL DE COMERICO
  22,500   9/17/97                                 5.55       22,229,438
  54,000   12/02/97                                5.60       52,706,400
           BAT CAPITAL CORP.
  35,000   8/05/97 (a)                             5.57       34,810,465
  17,000   8/13/97 (a)                             5.58       16,886,695
           BBV FINANCE DELAWARE, INC.
  15,000   7/29/97                                 5.35       14,937,583
           BHF FINANCE DELAWARE, INC.
 160,000   9/24/97                                 5.58      157,893,889
           BIL NORTH AMERICA, INC.
  15,000   8/18/97                                 5.29       14,894,200
  10,000   7/03/97                                 5.63        9,996,872
           BRADFORD & BINGLEY BUILDING SOCIETY
  45,000   7/09/97                                 5.59%      44,944,100
           BT SECURITIES INC.
  25,000   9/15/97                                 5.59       24,704,972
           CAISSE CENTRALE JARDINS DU QUEBEC
  35,000   8/05/97                                 5.40       34,816,250
           CEMEX
  28,250   8/11/97                                 5.71       28,066,289
           CHIAO TUNG BANK CO., LTD.
  18,000   8/26/97                                 5.33       17,850,760
           COMMONWEALTH BANK OF AUSTRALIA
  40,000   7/14/97                                 5.42       39,921,711
           COPLEY FINANCING CORP.
  19,200   7/11/97 (a)                             5.55       19,170,400
           CREGEM NORTH AMERICA, INC.
  30,000   9/12/97                                 5.62       29,658,117
           CS FIRST BOSTON
  45,000   8/19/97                                 5.40       44,669,250
  37,000   7/01/97                                 5.62       37,000,000
  37,000   10/08/97                                5.70       36,420,025
  20,000   10/08/97                                5.73       19,684,850
           EKSPORTFINANS
  14,000   7/03/97                                 5.63       13,995,621
           EMBARCADERO CENTER IV
   7,400   7/07/97                                 5.66        7,393,019
           FORD MOTOR CREDIT CORP.
 185,000   7/09/97                                 5.56      184,771,422
           GENERAL ELECTRIC CAPITAL CORP.
 175,000   7/10/97                                 5.56      174,756,750
  45,000   7/28/97                                 5.63       44,809,988
           GENERALE BANK
  20,000   7/28/97                                 5.39       19,919,150
  20,000   7/16/97                                 5.40       19,955,000
  25,000   7/16/97                                 5.55       24,942,187
  25,000   10/27/97                                5.79       24,525,542


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           GLENCORE FINANCE, LTD.
$ 90,000   8/25/97                                 5.43%     $89,253,375
  60,000   8/26/97                                 5.43       59,493,200
  30,000   9/15/97                                 5.58       29,646,600
  30,500   8/28/97                                 5.64       30,222,857
           HENKEL CORP.
  22,000   9/09/97                                 5.60       21,760,444
  64,000   9/17/97                                 5.68       63,212,373
   6,000   10/20/97                                5.70        5,894,550
           IMI FUNDING CORP.
  64,100   7/01/97                                 5.58       64,100,000
  20,000   7/21/97                                 5.60       19,937,778
           INDUSTRIAL BANK KOREA
  18,000   9/15/97                                 5.70       17,783,400
  10,000   7/29/97                                 5.72        9,955,511
  27,000   8/27/97                                 5.72       26,755,470
  25,000   9/03/97                                 5.75       24,744,444
           INTERNATIONAL NEDERLAND
  17,000   9/09/97                                 5.58       16,815,550
           KOREAN DEVELOPMENT BANK
  15,000   8/22/97                                 5.65       14,877,583
 139,000   8/25/97                                 5.66      137,798,036
  47,713   7/25/97                                 5.68       47,532,327
  45,500   8/11/97                                 5.68       45,205,666
           MERRILL LYNCH & CO., INC.
  63,000   1/14/98                                 5.85       60,983,213
           NATIONAL CITY BANK
  34,000   9/29/97                                 5.59       33,524,850
           PEMEX CAPITAL INC.
  90,000   7/30/97                                 5.39       89,609,225
           ROSE FUNDING
  54,462   8/28/97 (a)                             5.65       53,966,245
           SIGMA FINANCE, INC.
  15,000   7/25/97 (a)                             5.41       14,945,900
  31,706   7/15/97 (a)                             5.43       31,639,048
           SUMITOMO BANK
  50,000   7/07/97                                 5.65       49,952,917
           TORONTO DOMINION HOLDINGS
  40,000   12/23/97                                5.58       38,915,000
           UNI FUNDING, INC.
  37,000   9/15/97                                 5.58       36,564,140
  63,700   7/21/97                                 5.60       63,501,822
  32,000   9/05/97                                 5.60       31,671,467
           UNIBANCO UNIAO DE BANCOS
  25,000   9/17/97                                 5.59       24,697,208
  18,000   9/18/97                                 5.59       17,779,195
           VENANTIUS AB
   5,000   7/16/97                                 5.38        4,988,792

           Total Commercial Paper
           (amortized cost $2,925,249,410)                 2,925,249,410

           CERTIFICATES OF DEPOSIT-25.3%
           AMERICAN EXPRESS CENTURION BANK
  25,000   5.56%, 7/23/97                          5.58       24,999,530
           BANK OF NEW YORK
  20,000   5.51%, 7/09/97                          5.51       20,000,000
           BANK OF TOKYO
  45,000   5.75%, 9/30/97                          5.75       45,000,000
  37,000   5.80%, 7/08/97                          5.80       37,000,000
  67,000   5.80%, 9/09/97                          5.80       67,000,000
 103,000   5.84%, 7/18/97                          5.84      103,000,000
  21,000   5.85%, 8/06/97                          5.85       21,000,000
           BAYERISCHE VEREINSBANK
  45,000   5.50%, 7/07/97                          5.50       45,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  70,000   5.70%, 8/14/97                          5.70       70,000,000
           CARIPLO FINANCE, INC.
  10,000   5.68%, 9/26/97                          5.67       10,000,238
  48,000   5.75%, 7/17/97                          5.74       48,000,210
           CHASE MANHATTAN BANK
  25,000   5.53%, 7/31/97                          5.50       25,001,404
           HESSISCHE LANDESBANK
  58,000   6.13%, 4/07/98                          6.25       57,949,093
           J.P. MORGAN & CO., INC.
  15,000   5.78%, 8/05/97                          5.62       14,998,349
           KOREAN DEVELOPMENT BANK
  30,000   5.77%, 9/12/97                          5.75       30,001,199


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MIDLAND BANK PLC
$ 50,000   5.52%, 7/29/97                          5.67%     $49,989,077
           NORINCHUKIN BANK
  37,000   5.74%, 7/28/97                          5.74       37,000,000
  46,000   5.80%, 7/09/97                          5.79       46,000,101
  45,000   5.81%, 9/08/97                          5.80       45,000,850
  50,000   5.83%, 7/22/97                          5.82       50,000,287
  95,000   5.84%, 8/07/97                          5.83       95,001,443
           SANWA BANK
  42,000   5.65%, 7/07/97                          5.65       42,000,000
  70,000   5.66%, 7/14/97                          5.66       70,000,000
  26,000   5.69%, 7/10/97                          5.66       26,000,160
           SOCIETE GENERALE N.A., INC.
  30,000   5.49%, 8/11/97                          5.84       29,986,388
  50,000   5.56%, 9/03/97                          5.55       50,000,864
  58,000   5.72%, 9/02/97                          5.67       58,004,645
  42,000   5.73%, 8/06/97                          5.72       42,000,414
           SUMITOMO BANK
  30,000   5.68%, 7/15/97                          5.68       30,000,000
  42,000   5.68%, 7/09/97                          5.70       41,999,680
  16,000   5.70%, 7/03/97                          5.68       16,000,015
           UNION BANK
 100,000   5.56%, 7/10/97                          5.56      100,000,000

           Total Certificates of Deposit
           (amortized cost $1,447,933,947)                 1,447,933,947

           BANK OBLIGATIONS-9.6%
           AUSTRALIA & NEW ZEALAND BANK
  22,000   5.90%, 9/23/97                          5.88       21,991,217
           BAYERISCHE VEREINSBANK
 170,000   5.56%, 6/30/98 FRN                      5.62      169,901,314
           DEUTSCHE BANK
 160,000   5.61%, 7/01/98 FRN                      5.71      159,844,720
           LASALLE NATIONAL BANK
  25,000   5.74%, 12/15/97                         5.74       25,000,000
           MORGAN GUARANTY TRUST CO.
  60,000   5.69%, 11/14/97 FRN                     5.77       59,979,045
  75,000   5.96%, 6/22/98                          5.99       74,975,535
           SMM TRUST
  40,000   5.69%, 5/29/98 FRN (a)                  5.69       40,000,000

           Total Bank Obligations
           (amortized cost $551,691,831)                     551,691,831

           CORPORATE OBLIGATIONS-6.9%
           CENTAURI CORP. USA
  25,000   5.56%, 2/06/98 FRN (a)                  5.58       24,999,269
           GENERAL ELECTRIC CAPITAL CORP.
  33,000   5.75%, 1/05/98 FRN                      5.75       33,000,000
           J.P. MORGAN & CO., INC.
  88,000   5.38%, 8/15/97 FRN                      5.43       87,994,785
           MERRILL LYNCH & CO., INC.
  60,000   5.60%, 1/22/98 FRN                      5.64       59,991,841
  37,000   5.66%, 3/16/98                          5.74       36,997,508
  50,000   5.71%, 12/24/97 FRN                     5.73       49,995,323
  60,000   5.78%, 1/29/98 FRN                      5.80       59,993,161
           SALTS III CAYMAN ISLANDS CORP.
  40,000   5.79%, 7/23/97 (a)                      5.79       40,000,000

           Total Corporate Obligations
           (amortized cost $392,971,887)                     392,971,887

           PROMISSORY NOTE-4.7%
           GOLDMAN SACHS GROUP L.P.
 140,000   5.69%, 10/14/97 FRN                     5.69      140,000,000
 130,000   5.81%, 11/26/97 FRN                     5.81      130,000,000

           Total Promissory Note
           (amortized cost $270,000,000)                     270,000,000

           U.S. GOVERNMENT AND AGENCY
             OBLIGATIONS-3.3%
           AID HOUSING GUARANTY PROJECT PORTUGAL
  12,188   5.77%, 12/01/16 FRN                     5.77       12,187,500
           FEDERAL FARM CREDIT BANK
  66,000   5.41%, 8/03/98 FRN                      5.46       65,966,225
           FEDERAL HOME LOAN MORTGAGE ASSN.
  26,000   7/01/97                                 6.00       26,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FEDERAL NATIONAL MORTGAGE ASSN.
$ 88,000   5.37%, 8/25/97 FRN                      5.41%     $87,994,878

           Total U.S. Government
           and Agency Obligations
           (amortized cost $192,148,603)                     192,148,603

           TIME DEPOSITS-1.7%
           CANADIAN IMPERIAL BANK
  29,000   6.38%, 7/01/97                          6.38       29,000,000
           DEUTSCHE BANK
  55,600   6.25%, 7/01/97                          6.25       55,600,000
           WEST DEUTSCHE LANDESBANK
  11,000   6.38%, 7/01/97                          6.38       11,000,000

           Total Time Deposits
           (amortized cost $95,600,000)                       95,600,000

           TOTAL INVESTMENTS-102.5%
           (amortized cost $5,875,595,678)                $5,875,595,678
           Other assets less liabilities-(2.5%)             (142,790,315)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           5,733,513,484 shares outstanding)              $5,732,805,363


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At June 30, 1997, these securities amounted to $396,999,183 representing 6.9% of net assets.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                              ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $306,914,227

EXPENSES
  Advisory fee (Note B)                             $25,922,659
  Distribution assistance and administrative
    service (Note C)                                 15,886,326
  Transfer agency (Note B)                           11,128,361
  Registration fees                                   1,031,662
  Custodian fees                                        707,717
  Printing                                              674,200
  Audit and legal fees                                   56,343
  Trustees' fees                                         17,406
  Miscellaneous                                          70,125
  Total expenses                                                    55,494,799
  Net investment income                                            251,419,428

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                            (887)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $251,418,541



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                   YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1997    JUNE 30, 1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $  251,419,428   $  192,438,403
  Net realized loss on investment transactions           (887)         (46,151)
  Net increase in net assets from operations      251,418,541      192,392,252

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (251,419,428)    (192,438,403)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           928,726,972    1,780,033,338
  Total increase                                  928,726,085    1,779,987,187

NET ASSETS
  Beginning of year                             4,804,079,278    3,024,092,091
  End of year                                  $5,732,805,363   $4,804,079,278


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $6,685,249 for the year ended June 30, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $13,873,700. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $2,012,626 of which $172,000 was paid to the Adviser.


6



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $708,121 of which $85,995 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004 and $887 expires in the year 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $5,733,513,484. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                             ----------------  ----------------
Shares sold                                   26,431,373,115    21,097,386,036
Shares issued on reinvestments of dividends      251,419,428       192,438,403
Shares redeemed                              (25,754,065,571)  (19,509,791,101)
Net increase                                     928,726,972     1,780,033,338


7



FINANCIAL HIGHLIGHTS                                  ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                  1997         1996         1995         1994         1993
                                              -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of year             $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0452        .0471        .0447        .0255        .0266
Net realized gain on investment transactions        -0-          -0-          -0-          -0-       .0003
Net increase in net assets from operations       .0452        .0471        .0447        .0255        .0269

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.0452)      (.0471)      (.0447)      (.0255)      (.0266)
Distributions from net realized gains               -0-          -0-          -0-          -0-      (.0003)
Total dividends and distributions               (.0452)      (.0471)      (.0447)      (.0255)      (.0269)
Net asset value, end of year                   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 4.63%        4.82%        4.57%        2.58%        2.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $5,733       $4,804       $3,024       $2,417       $2,112
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and reimbursements     1.00%        1.00%        1.03%        1.03%        1.00%
  Net investment income                           4.53%        4.69%        4.51%        2.57%        2.65%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8



INDEPENDENT AUDITOR'S REPORT                          ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE CAPITAL RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Capital Reserves Portfolio as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statement and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10

ALLIANCE CAPITAL RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

CAPAR